10. Finance Income and Finance Costs	12 Months Ended
Dec. 31, 2017
Finance Income And Finance Costs
Finance Income and Finance Costs

The following table shows the items of finance income and costs for the years ended December 31:

	2015	2016	2017

Interest Perceptive Loan Agreement (see note 17)	(703)	(762)	0
Other finance cost Perceptive Loan Agreement (see note 17)	0	(242)	0
Interest SVB Loan Agreement (see note 17)	0	(41)	(690)
Foreign exchange differences	1,808	691	(2,378)
Interest on certificates of deposit with maturities of more than three months (see note 14)	0	122	77
Other finance income/finance costs	(1)	2	8
Finance income/costs - net	1,104	(230)	(2,983)